Annual Total Returns - FidelityFreedomIndexFunds-PremierIIComboPRO - FidelityFreedomIndexFunds-PremierIIComboPRO - Fidelity Freedom Index 2060 Fund	Aug. 16, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2020
Fidelity Freedom Index 2060 Fund - Premier II Class
Bar Chart Table:
Annual Return 2021	15.99%
Annual Return 2022	(18.20%)
Annual Return 2023	19.99%